Trade and Other Receivables	12 Months Ended
Dec. 31, 2022
Trade and Other Receivables [Abstract]
Trade and other receivables

NOTE 14: Trade and other receivables

Trade receivables

Thousands of $ For the years ended December 31	2022	2021
Trade receivables	9,357	4,582
Total trade receivables	9,357	4,582

Trade receivables mainly consist of claims due from our patients’ insurance companies related to our diagnostic tests.

Considering the Company’s revenue recognition methodology further described in Note 2.7, total accounts receivable balance could be presented in relation with the claim date of each sample as follows:

A/R by claim date	Months
Thousands of $ For the years ended December 31, 2022	1-3 months	4-6 months	7-12 months	Not due	Total
Confirm mdx	1,865	821	765		3,451
Select mdx	134	101	78	25	338
Resolve mdx	1,966	458	158		2,582
GPS	1,907	895			2,802
Other	163			21	184
Total Trade Receivables	6,035	2,275	1,001	46	9,357

A/R by claim date	Months
Thousands of $ For the years ended December 31, 2021	1-3 months	4-6 months	7-12 months	Not due	Total
Confirm mdx	1,644	746	1,256		3,646
Select mdx	151	203	206	33	593
Other	321			22	343
Total Trade Receivables	2,116	949	1,462	55	4,582

Prepaid expenses and other current assets

Thousands of $ For the years ended December 31	2022	2021
Prepayments	1,710	1,022
Deposits	101	89
Recoverable VAT	97	246
Grants to be received	54	235
Other	0	23
Total prepaid expenses and other current assets	1,962	1,615

Prepaid expenses mainly consist of prepaid insurance premiums and prepaid maintenance contracts.

All financial assets carried at amortized cost are shown net of expected credit losses.